Non-controlling Interests	12 Months Ended
Dec. 31, 2013
Non-controlling Interests
Non-controlling Interests

11.                               Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in Sinovac Beijing and Sinovac Dalian based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On October 1, 2011, the Company increased its ownership in Sinovac Beijing by an additional 1.53% by contributing the dividends declared to Sinovac Hong Kong but unpaid in the amount of $3,073 (RMB 18.6 million). An adjustment of $271 (RMB 1.6 million) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Beijing and the consideration that was charged to additional paid-in capital. The non-controlling interest in Sinovac Beijing was 28.44% prior to October 1, 2011 and was 26.91% after October 1, 2011. On April 8, 2013, SinoBioway Biotech Group Co., Ltd (“Sino Bioway”), the non-controlling shareholder of Sinovac Beijing, transferred its 26.91% equity interests in Sinovac Beijing to Xiamen Bioway Biotech Co., Ltd. (“Xiamen Bioway”), a company owned by Sino Bioway. There will be no change to the composition of the board of directors of Sinovac Beijing after the completion of the transaction. The non-controlling interest in Sinovac Dalian was 45% as of December 31, 2013 and December 31, 2012.